RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 44,138,700	$ 36,072,003
Central Government debt instruments held (as a percent)	100.00%	100.00%
Total Sovereign Risk	$ 44,138,700	$ 36,276,858
Total sovereign risk (as a percent)	100.00%	100.00%
Investment grade
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 1,829,778	$ 32,861,347
Central Government debt instruments held (as a percent)	4.15%	91.10%
Central Bank debt instruments held		$ 204,855
Central Bank debt instruments held (as a percent)		100.00%
Investment grade | COLOMBIA
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 28,361,534
Central Government debt instruments held (as a percent)		78.64%
Investment grade | PANAMA
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 973,505	$ 2,724,276
Central Government debt instruments held (as a percent)	2.21%	7.55%
Central Bank debt instruments held		$ 204,855
Central Bank debt instruments held (as a percent)		100.00%
Investment grade | CHILE
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 182,837	$ 238,765
Central Government debt instruments held (as a percent)	0.41%	0.66%
Investment grade | PERU
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 32,414	$ 37,023
Central Government debt instruments held (as a percent)	0.07%	0.10%
Investment grade | GERMANY
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 15,436	$ 15,806
Central Government debt instruments held (as a percent)	0.03%	0.04%
Investment grade | MEXICO
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 107,177	$ 17,987
Central Government debt instruments held (as a percent)	0.24%	0.05%
Investment grade | UNITED STATES
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 518,409	$ 1,465,956
Central Government debt instruments held (as a percent)	1.17%	4.06%
Speculative grade
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 42,308,922	$ 3,210,656
Central Government debt instruments held (as a percent)	95.85%	8.90%
Speculative grade | BRAZIL
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 28,122	$ 30,266
Central Government debt instruments held (as a percent)	0.00%	0.08%
Speculative grade | COLOMBIA
Disclosure of financial assets [line items]
Central Government debt instruments held	$ 42,280,800	$ 3,101,625
Central Government debt instruments held (as a percent)	96.00%	8.60%
Speculative grade | COSTA RICA
Disclosure of financial assets [line items]
Central Government debt instruments held		$ 78,765
Central Government debt instruments held (as a percent)		0.22%